Consolidated Balance Sheets - CAD	Feb. 28, 2017	Nov. 30, 2016
Current
Cash	CAD 2,384,624	CAD 4,144,424
Accounts receivable, net	1,069,551	472,474
Investment tax credits	743,605	681,136
Prepaid expenses, sundry and other assets	443,549	400,642
Inventory (Note 3)	402,974	0
Current Assets	5,044,303	5,698,676
Deferred offering costs (Note 6)	394,741	386,375
Property and equipment, net (Note 4)	2,520,572	1,889,638
Total Assets	7,959,616	7,974,689
Current
Accounts payable	1,018,352	807,295
Accrued liabilities	624,825	384,886
Employee costs payable	1,077,091	1,044,151
Capital lease obligations	9,497	14,829
Convertible debenture (Note 5)	1,321,032	1,494,764
Deferred revenue (Note 3)	450,000	450,000
Current Liabilities	4,500,797	4,195,925
Deferred revenue (Note 3)	2,587,500	2,662,500
Total Liabilities	7,088,297	6,858,425
Shareholders' Equity
Capital stock (Notes 6, 7 and 9) Authorized: Unlimited common shares without par value, Unlimited preference shares, Issued and outstanding: 30,155,837 common shares (November 30, 2016 - 29,789,992)	30,733,030	29,830,791
Additional paid-in capital	34,860,748	34,017,071
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(65,006,880)	(63,016,019)
Total Stockholders' Equity	871,319	1,116,264
Contingencies (Note 11)
Total Liabilities and Stockholders' Equity	CAD 7,959,616	CAD 7,974,689